LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Schedule of loss per share

	December 31, 2022	December 31, 2021(1)
Net loss attributable to GFL Environmental Inc.	$(311.8)	$(606.8)

Less:
Net (loss) income from discontinued operations	(127.9)	20.2
Amounts attributable to preferred shareholders	83.0	53.6
Adjusted net loss from continuing operations	$(266.9)	$(680.6)

Weighted and diluted weighted average number of shares outstanding	367,170,911	361,566,007

Basic and diluted (loss) earnings per share
Continuing operations	$(0.73)	$(1.88)
Discontinued operations	(0.35)	0.05
Total operations	$(1.08)	$(1.83)

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.